Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023
Total Consolidated Segments [Domain Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	€ 760,807	[1]	€ 761,400	[2]
Allowance for Credit Losses	5,799		5,285
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	681,147	[1]	692,091	[2]
Allowance for Credit Losses	438		447
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	63,836	[1]	55,704	[2]
Allowance for Credit Losses	736		680
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	15,214	[1]	12,799	[2]
Allowance for Credit Losses	4,412		3,960
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	609	[1]	806	[2]
Allowance for Credit Losses	213		198
Corporate Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	131,326	[1]	122,329	[2]
Allowance for Credit Losses	1,212		1,053
Corporate Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	115,541	[1]	105,812	[2]
Allowance for Credit Losses	86		67
Corporate Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	12,770	[1]	13,706	[2]
Allowance for Credit Losses	121		110
Corporate Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	3,015		2,812	[2]
Allowance for Credit Losses	1,006		876
Corporate Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Investment Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	195,682	[1]	167,804	[2]
Allowance for Credit Losses	1,176		962
Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	179,230	[1]	150,562	[2]
Allowance for Credit Losses	138		119
Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	12,380	[1]	13,309	[2]
Allowance for Credit Losses	112		108
Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	3,462	[1]	3,127	[2]
Allowance for Credit Losses	714		536
Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	609	[1]	806	[2]
Allowance for Credit Losses	213		198
Private Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	262,526	[1]	266,960	[2]
Allowance for Credit Losses	3,277		3,191
Private Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	224,098	[1]	233,744	[2]
Allowance for Credit Losses	205		249
Private Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	30,564	[1]	26,815	[2]
Allowance for Credit Losses	489		445
Private Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	7,864	[1]	6,400	[2]
Allowance for Credit Losses	2,583		2,497
Private Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Asset Management [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,224	[1]	1,232	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,213	[1]	1,224	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	11	[1]	8	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Corporate & Other [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	170,050	[1]	203,075	[2]
Allowance for Credit Losses	133		79
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	161,066	[1]	200,749	[2]
Allowance for Credit Losses	9		11
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	8,111	[1]	1,866	[2]
Allowance for Credit Losses	14		16
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	873	[1]	460	[2]
Allowance for Credit Losses	110		51
Corporate & Other [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	€ 0		€ 0

[1]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
[2]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other